Group entities	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Group entities	Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2025	December 31, 2024	December 31, 2023
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva branch
CMB.TECH NV, Foreign branch

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	NA	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	NA	NA	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Industry NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH International NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	100.00%	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	100.00%	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	100.00%	NA
H2 Infra NV	Belgium	full	100.00%	100.00%	NA
Ammonia Carrier AS	Norway	full	100.00%	100.00%	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	100.00%	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats BV	Netherlands	full	100.00%	100.00%	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats International BV	Netherlands	full	100.00%	100.00%	NA

Windcat Workboats International Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	100.00%	NA
CMB.TECH Bermuda Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Group Management (Bermuda) Ltd.	Bermuda	full	100.00%	NA	NA
CMB.TECH Norway AS	Norway	full	100.00%	NA	NA
Golden Ocean Trading Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Shipping Co Pte Ltd.	Singapore	full	100.00%	NA	NA
Vessel owning entities	Bermuda	full	100.00%	NA	NA
Golden Ocean Holdings Ltd.	Bermuda	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
be Hydro BV	Belgium	equity	50.00%	50.00%	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	49.00%	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	50.00%	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	50.00%	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	50.00%	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	50.00%	NA
TSM Windcat sas	France	equity	50.00%	50.00%	NA
United Freight Carriers LLC	Bermuda	equity	50.00%	NA	NA

Associates
TFG Marine Pte Ltd.	Singapore	equity	10.00%	NA	NA

On February 1, 2024, Gener8 Maritime Subsidiary New IV Inc. and Gener8 Maritime Management LLC were dissolved.

On February 7, 2024, CMB.TECH held a Special Meeting of Shareholders to approve the purchase of 100% of the shares of CMB.TECH NV for a total purchase price of $1.15 billion in cash (see Note 25). CMB.TECH is a diversified maritime group. CMB.TECH builds, owns, operates and designs large marine and industrial applications that run on dual-fuel diesel-hydrogen and diesel-ammonia engines and monofuel hydrogen engines. CMB.TECH offers hydrogen and ammonia fuel that it either produces or sources from external producers to its customers. CMB.TECH is active throughout the full hydrogen value chain through three different divisions: Marine, H2 infra and H2 Industry. The Company assessed the accounting treatment of the acquisition and concluded that the transaction was accounted for as a common control transaction. Therefore IFRS 3 has not been applied.

On April 16, 2024, CMB.TECH and Anglo-Eastern Univan Group (“Anglo-Eastern”) concluded a Heads of Agreement for the sale and purchase of Euronav Ship Management Hellas (“ESMH”), CMB.TECH’s ship management arm. CMB.TECH and Anglo-Eastern intend to join forces through this sale, with the latter assuming ownership of ship management responsibilities for the vessels currently under ESMH on an “as is” basis. This transaction will provide Anglo-Eastern with a strong local presence in the Greek market while also greatly enhancing its footprint in large crude oil tankers. Post-integration, ESMH will become part of Anglo-Eastern’s global network, offering the combined entity a wide range of growth opportunities in different regions and ship types. The transaction has been concluded on June 18, 2024 and ESMH has been deconsolidated from the Group as from that date. The Company realized a gain of $19.7 million on this sale and has been recognized under other operating income (see Note 4).
On July 27, 2024 the joint venture, Bastia Shipholding Ltd, was dissolved.

In the fourth quarter of 2024, Green Bulker One Pte Ltd, Green Bulker Two Pte Ltd and Green Bulker Three Pte Ltd were established and incorporated.

On February 26, 2025, the entity CMB.TECH Bermuda Ltd. was established and 100% incorporated.
On March 4, 2025, the Company entered into a share purchase agreement with Hemen Holding Limited ("Hemen") for the acquisition of 81,363,730 shares in Golden Ocean Group Limited ("Golden Ocean") representing 41% of Golden Ocean’s issued and outstanding voting shares at a price of $14.49 per share. On March 12, 2025, CMB.TECH NV, through its subsidiary, purchased from Hemen the 81,363,730 shares in Golden Ocean.

On June 30, 2025, CMB.TECH NV owned an aggregate of 98,400,204 shares in Golden Ocean after the purchase of additional shares in March and April 2025, representing 49.4% of Golden Ocean's outstanding voting shares.

On August 20, 2025, the Company successfully completed the stock-for-stock merger between Golden Ocean and CMB.TECH Bermuda Ltd. with CMB.TECH Bermuda Ltd. as the surviving company, and with CMB.TECH as the issuer of the merger consideration shares.

On December 19, 2025, CMB.TECH NV entered into a share sale and purchase agreement with International Seaways, agreeing to sell its shares held in Tankers Agencies (UK) Ltd. The transaction was closed on January 27, 2026.

The Group holds 100% of the voting rights in all of its subsidiaries.